FEDERATED HERMES INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 25, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:

Federated Hermes Income Securities Trust (the “Registrant”)

Federated Hermes Real Return Bond Fund (the “Fund”)

Class A Shares

Class C Shares

Institutional Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Post-Effective Amendment No. 230 under the Securities Act of 1933 and Amendment No. 223 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective December 29, 2021 pursuant to the provisions of Rule 485(a) paragraph (a)(1) under the Securities Act of 1933. A Rule 485(a) filing is being made to change the Fund’s name from Federated Hermes Real Return Bond Fund to Federated Hermes Inflation Protected Securities Fund and add R6 Shares. The 485(a) filing also reflects a reduction to the Fund’s base expense cap.

The Fund may be marketed through banks, savings associations or credit unions.

On Part C of the Amendment, the Registrant has indicated that financial statements will be filed by amendment. The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on December 29, 2021 to become effective immediately upon filing, simultaneously with the effectiveness of the Registrant’s Rule 485(a) post-effective amendment.

If you have any questions on the enclosed material, please contact me at (724) 720-8828.

Very truly yours,

/s/ Terri L. Kerr
Terri L. Kerr
Senior Paralegal